Operating Leases (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 192,681	$ 21,352
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$ 166,560	$ 4,950